Subsequent Events (Additional Information (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Feb. 29, 2024	Feb. 16, 2024
Subsequent Event [Line Items]
Sold of common share	8.00%
Common stock underwriters exercise, shares	541,176
Legal fees and expenses	$ 200,000
Out Of Pocket Expense	$ 15,950
Sold Of Public Offering Price	1.7
Combined Price Paid Of Warrant	$ 1.564
Subsequent Event, Description		On February 16, 2024, the Company and B. Riley mutually agreed to terminate the B. Riley Purchase Agreement. The termination is effective as of February 16, 2024.
Rodman & Renshaw LLC
Subsequent Event [Line Items]
Common stock sold	5,882,353
Common Warrants Purchase	5,882,353
Purchase Of Common Shares	882,352
Price of Optional Share	$ 1.5548
Price of optional warrant	0.0092
Public Offering Price Per Optional Share	1.69
Public Offering Per Optional Warrant	0.01
Public Offering Price	1.7
Exercise Price Of Warrant	$ 1.7
Warrant [Member]
Subsequent Event [Line Items]
Common Warrants Purchase	882,352
Aggregate shares purchase common warrants	470,588
Exercise price of the Representative Warrants	$ 2.125
Combined public offering price	125.00%